Long-Term Borrowings	12 Months Ended
Dec. 31, 2011
Long-Term Borrowings [Abstract]
Long-Term Borrowings
Note 10 - Long-Term Borrowings

Long-term borrowings outstanding at December 31, 2011 and 2010 were $10,000,000.  The $10,000,000 outstanding as of December 31, 2011, represents one advance for an interest rate of 2.34% and a maturity date of January 3, 2012.  Advances from the FHLB of Pittsburgh are secured by the Bank's stock in the FHLB of Pittsburgh and qualifying loans. The maximum remaining borrowing capacity from the FHLB at December 31, 2011 is approximately $66,361,000.